Cover	Dec. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Predictive Oncology Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on December 2, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2022 annual meeting of stockholders held on December 1, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether advisory votes on the compensation of the Company's named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.
Document Period End Date	Dec. 01, 2022
Entity File Number	001-36790
Entity Registrant Name	Predictive Oncology Inc.
Entity Central Index Key	0001446159
Entity Tax Identification Number	33-1007393
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	91 43rd Street
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15201
City Area Code	(412)
Local Phone Number	432-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	POAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable